SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Net loss attributable to the owners of the Company	$ (33,009)		$ (2,442)
Basic loss per share attributable to shareholders	$ (39.46)	[1]	$ (3.36)	[2],[3]
Diluted loss per share attributable to shareholdersDiluted loss per share attributable to shareholders	$ (39.46)	[1]	$ (3.36)	[3]
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	837		727	[2]
Reverse stock split [Member]
IfrsStatementLineItems [Line Items]
Net loss attributable to the owners of the Company	$ (33,009)		$ (2,442)
Basic loss per share attributable to shareholders	$ (1.79)		$ (0.15)
Diluted loss per share attributable to shareholdersDiluted loss per share attributable to shareholders	$ (1.79)		$ (0.15)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	18,404		15,984

[1]	After giving effect to the reverse stock split (see also Note 9.1)
[2]	Restated as a result of the SPAC transaction
[3]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock split (see also Note 1 and 9.1)